Condensed Consolidated Statements Of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (61,195,000)	$ (87,589,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	886,000	2,040,000
Noncash lease expense	649,000	815,000
Pay-to-Play financing charge	0	35,832,000
Debt financing charge on convertible notes	464,000	3,145,000
Stock-based compensation	3,847,000	2,483,000
Credit loss expense	570,000	421,000
Deferred income taxes	(1,124,000)	(107,000)
Change in fair value of convertible notes	10,022,000	9,532,000
Change in fair value of warrant liabilities	5,701,000	945,000
Loss on purchase commitments	0	1,165,000
Non-cash loss on lease termination	0	(18,000)
Changes in operating assets and liabilities:
Accounts receivable	(614,000)	362,000
Accounts receivable – related party	467,000	639,000
Inventories	(2,039,000)	(2,186,000)
Prepaid expenses and other current assets	(21,630,000)	167,000
Other assets	15,000	64,000
Accounts payable and accrued liabilities	10,988,000	9,500,000
Operating lease liabilities	(616,000)	(854,000)
Income tax payable	2,108,000	(590,000)
Accrued loss on purchase commitments	(2,985,000)	(3,022,000)
Accrued compensation	(325,000)	34,000
Other liabilities	1,279,000	(733,000)
Net cash used in operating activities	(53,532,000)	(27,955,000)
Cash flows from investing activities:
Purchases of property and equipment	(902,000)	(220,000)
Net cash provided by investing activities	(902,000)	(220,000)
Cash flows from financing activities:
Payment of deferred offering costs	(4,357,000)	0
Proceeds from convertible promissory note - related party	110,718,000	12,300,000
Proceeds from short term demand notes	0	4,925,000
Repayment of short term demand notes	(4,750,000)	(176,000)
Proceeds from exercise of stock options	98,000	1,000
Net cash provided by (used in) financing activities	101,709,000	26,475,000
Net increase (decrease) in cash, cash equivalents and restricted cash	47,275,000	(1,700,000)
Cash and restricted cash – beginning of period	3,213,000	4,913,000
Cash and restricted cash - end of period	50,488,000	3,213,000
Supplemental cash flow disclosures;
Cash paid during the year for interest	245,000	3,000
Cash paid for income taxes	223,000	0
Supplemental disclosure of non-cash investing and financing activities:
Property and equipment acquired in accounts payable & accrued expenses	510,000	0
Reissuance of Shadow Preferred in Pay-to-Play Pull Through Exchange at redemption value	0	109,327,000
Operating lease asset obtained in exchange for new operating lease liabilities	0	1,673,000
Right-of-use assets and lease liabilities extinguished upon termination of lease, net of gain	0	(108,000)
Capitalized deferred offering costs included in accounting payable and accrued liabilities	6,764,000	1,491,000
Issuance of warrants with convertible notes	4,816,000	1,690,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash - beginning of period	3,213,000
Cash and restricted cash – beginning of period	3,213,000	4,913,000
Cash - end of period	50,237,000	3,213,000
Restricted cash - end of period	251,000	0
Cash and restricted cash - end of period	50,488,000	3,213,000
Pay-to-Play convertible notes and Common Rights Offering
Cash flows from financing activities:
Proceeds from convertible promissory note - related party	0	9,425,000
BURTECH ACQUISITION CORP.
Cash flows from operating activities:
Net income (loss)	(4,113,532)	1,339,142
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(2,465,138)	(5,751,596)
Change in fair value of derivative liability - Backstop Subscription Agreement	1,084,963	0
Penalties and interest on excise taxes	310,728	0
Changes in operating assets and liabilities:
Accrued expenses	2,722,517	1,618,895
Franchise tax payable	200,000	35,800
Prepaid expenses and other current assets	0	186,532
Income tax payable	(510,465)	235,886
Net cash used in operating activities	(2,770,927)	(2,335,341)
Cash flows from investing activities:
Cash withdrawn from Trust Account used to pay franchise and income taxes	664,839	1,314,246
Principal deposits into Trust Account for Extension	(1,639,296)	(130,370)
Restricted Cash	0	843,313
Due from Sponsor	0	318,888
Cash withdrawn from Trust Account in connection with redemptions	2,774,658	227,776,035
Net cash provided by investing activities	1,800,201	230,122,112
Cash flows from financing activities:
Proceeds from Advances from sponsor	2,971,258	0
Proceeds from convertible promissory note - related party	689,655	810,345
Redemptions of Common Stock	(2,774,658)	(227,776,035)
Net cash provided by (used in) financing activities	886,255	(226,965,690)
Net increase (decrease) in cash, cash equivalents and restricted cash	(84,471)	821,081
Cash and restricted cash – beginning of period	843,313	22,232
Cash and restricted cash - end of period	758,842	843,313
Supplemental cash flow disclosures;
Cash paid for income taxes	1,027,644	791,758
Supplemental disclosure of non-cash investing and financing activities:
Excise tax liability arising from redemption of Class A shares	27,747	2,523,150
Accretion of Class A common stock subject to possible redemption	3,380,995	4,510,051
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash - beginning of period	0	22,232
Restricted cash – beginning of period	843,313
Cash and restricted cash – beginning of period	843,313	22,232
Cash - end of period	1,506	0
Restricted cash - end of period	757,336	843,313
Cash and restricted cash - end of period	$ 758,842	$ 843,313